REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company, Owner Trustee of College and University Facility Loan Trust One:

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 2000, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years ended November 30, 2000 and 1999 and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 2000 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 2000, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP
Boston, Massachusetts
January 3, 2001

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                                   BALANCE SHEET

================================================================================

NOVEMBER 30,                                                                      2000
======================================================================================

ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $1,125,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)     $ 61,555,918
CASH                                                                            66,436
INTEREST RECEIVABLE                                                            850,427
DEFERRED BOND ISSUANCE COSTS (Note 2)                                          583,316
--------------------------------------------------------------------------------------

   Total assets                                                             63,056,097
--------------------------------------------------------------------------------------


LIABILITIES:

BONDS PAYABLE (Notes 3 and 8)                                               48,343,019
INTEREST PAYABLE (Note 3)                                                    2,531,254
ACCRUED EXPENSES AND OTHER LIABILITIES                                         180,130
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                   622,234
--------------------------------------------------------------------------------------

   Total liabilities                                                        51,676,637
--------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                          1,001,643
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                     (1,125,000)
PAID-IN CAPITAL (Note 2)                                                    11,502,817
--------------------------------------------------------------------------------------

   Total net assets applicable to Class B certificateholders                11,379,460
--------------------------------------------------------------------------------------

   Total net assets                                                       $ 11,379,460
======================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                        $      11.36
======================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF OPERATIONS

================================================================================

YEAR ENDED NOVEMBER 30,                                                     2000
================================================================================

INVESTMENT INCOME:
   Interest income (Note 2)                                          $ 6,784,320
--------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                    5,300,913
   Servicer fees (Note 4)                                                 49,458
   Trustee fees (Note 4)                                                  37,763
   Other trust and bond administration expenses                          300,852
--------------------------------------------------------------------------------

     Total expenses                                                    5,688,986
--------------------------------------------------------------------------------

     Net investment income                                             1,095,334
--------------------------------------------------------------------------------

     Net increase in net assets resulting from operations              1,095,334

DIVIDENDS TO CLASS A PREFERRED CERTIFICATEHOLDERS                         21,711
--------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                  $ 1,073,623
================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF CASH FLOWS

================================================================================

YEAR ENDED NOVEMBER 30,                                                     2000
================================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                $  3,256,165
   Interest paid                                                      (5,511,776)
   Operating expenses paid                                              (359,147)
--------------------------------------------------------------------------------

     Net cash used in operating activities                            (2,614,758)
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements              1,064,915
   Principal payments on Loans                                         9,323,339
--------------------------------------------------------------------------------

     Net cash provided by investing activities                        10,388,254
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                      (6,168,486)
   Redemption of Class A Preferred certificates                       (1,244,520)
   Dividends on Class A Preferred certificates                          (104,160)
   Distributions to Class B certificates                                (260,214)
--------------------------------------------------------------------------------

     Net cash used in financing activities                            (7,777,380)
--------------------------------------------------------------------------------

NET DECREASE IN CASH                                                      (3,884)
   Cash, beginning of year                                                70,320
--------------------------------------------------------------------------------

   Cash, end of year                                                $     66,436
================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations             $  1,095,334
   Decrease in interest receivable                                        85,255
   Increase in accrued expenses and other liabilities                     28,925
   Decrease in Bond interest payable                                    (314,593)
   Amortization of deferred Bond issuance costs                          103,730
   Amortization of purchase discount on Loans                         (3,613,409)
--------------------------------------------------------------------------------

       Net cash used in operating activities                        $ (2,614,758)
================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                    (NOTE 2 (f))

================================================================================

YEARS ENDED NOVEMBER 30,                                       2000               1999
==========================================================================================

FROM OPERATIONS:
   Net investment income                                    $  1,095,334      $   1,218,601

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
   Class A Preferred certificateholders
     ($0.1325 per certificate annually):
     From net investment income                                   40,126            (51,574)
     As tax return of capital                                    (61,837)          (145,266)
-------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations            1,073,623          1,021,761
-------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
   Redemptions of Class A Preferred certificates,
     327,709 and 1,398,953 certificates in 2000
     and 1999, respectively                                     (327,709)        (1,398,953)
   Distributions to Class B certificateholders                  (882,448)                 -
-------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from capital
       certificate transactions                               (1,210,157)        (1,398,953)
-------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                      (136,534)          (377,192)

NET ASSETS:

   Beginning of year                                          11,515,994         11,893,186
-------------------------------------------------------------------------------------------

   End of year                                              $ 11,379,460       $ 11,515,994
===========================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                          SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING

                                                  THROUGHOUT THE YEARS INDICATED
                                                                 (NOTES 1 AND 5)

================================================================================

YEARS ENDED NOVEMBER 30,                       2000             1999            1998           1997           1996
==================================================================================================================

NET ASSET VALUE, beginning of year           $11.17            $10.15          $9.54          $9.08           $7.27
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          1.09              1.21           1.15           1.20            2.69

PROVISION FOR LOAN LOSSES                         -                 -           (.20)          (.20)           (.20)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                   .04              (.05)          (.04)          (.15)           (.17)
   As tax return of capital                    (.06)             (.14)          (.30)          (.39)           (.51)
DISTRIBUTIONS TO CLASS B                       (.88)                -              -              -               -
  CERTIFICATEHOLDERS
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR                 $11.36            $11.17         $10.15          $9.54           $9.08
===================================================================================================================

TOTAL INVESTMENT RETURN (a)                     N/A               N/A            N/A            N/A             N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
  end of year                           $         -       $   327,709    $ 1,726,662     $2,963,176      $4,267,199

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, END OF YEAR             $11,379,460       $11,188,285    $10,166,524     $9,553,099      $9,099,485
===================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                     50.42%(b)         59.53%(b)      71.95%(b)      83.43%(b)      103.94%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                   9.71%            11.41%         11.69%         12.83%          32.93%

   Number of Class B certificates
     outstanding, end of year             1,001,643         1,001,643      1,001,643      1,001,643       1,001,643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.44%, 3.60%, 2.73%, 2.40% and 4.48% in 2000, 1999, 1998, 1997 and 1996, respectively.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


1.     ORGANIZATION                   College and University Facility Loan Trust
       AND BUSINESS                   One (the Trust) was formed on September
                                      17, 1987 as a business trust under the
                                      laws of the Commonwealth of Massachusetts by a declaration of trust by State Street
                                      Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

1.     ORGANIZATION                   All payments on the Loans and earnings
       AND BUSINESS                   under the investment agreements and any
       (Continued)                    required transfers from the Expense,
                                      Reserve and Liquidity Funds are deposited to thecredit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity
                                      Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.

2.     SUMMARY OF                     (a)  COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT
       ACCOUNTING                     The Loans were purchased and recorded at
       POLICIES                       a discount below par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet are being accounted for under the
                                      amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2000 was approximately
                                      $27,651,000. As a result of prepayments of Loans in the year ended November 30, 2000, additional interest income of approximately $172,000 was recognized.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

2.     SUMMARY OF                     (a)  COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT                         (Continued)
       ACCOUNTING
       POLICIES                       The Trust's policy is to discontinue the
       (Continued)                    accrual of interest on Loans for which
                                      payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans if management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2000, one
                                      Loan had been placed on nonaccrual status, as discussed in Note 6.

                                      (b)  OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                                      (c)  FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

2.     SUMMARY OF                     (d)  DEFERRED BOND ISSUANCE COSTS
       SIGNIFICANT
       ACCOUNTING                     Deferred Bond issuance costs are being
       POLICIES                       amortized using the effective
       (Continued)                    interest-rate method, assuming that all
                                      mandatory semiannual payments will be made on the term bonds as discussed in Note 3.


                                      (e)  ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                           AND ALLOWANCE FOR LOAN LOSSES

                                      The Trust accounts for credit losses in
                                      accordance with Statement of Financial
                                      Accounting Standards (SFAS) No. 114,
                                      "ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF
                                      A LOAN," as amended by SFAS No. 118
                                      (collectively referred to as SFAS 114).
                                      SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                                      Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                      The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                      The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

2.     SUMMARY OF                     (f)  PRESENTATION OF CAPITAL DISTRIBUTIONS
       SIGNIFICANT
       ACCOUNTING                     Capital distributions are accounted for in
       POLICIES                       accordance with the American Institute of
       (Continued)                    Certified Public Accountants Statement of
                                      Position (SOP) 93-2, "DETERMINATION,
                                      DISCLOSURE AND FINANCIAL STATEMENT
                                      PRESENTATION OF INCOME, CAPITAL GAIN AND
                                      RETURN OF CAPITAL DISTRIBUTIONS BY
                                      INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                                      In accordance with SOP 93-2, the Trust
                                      reclassifies certain amounts from
                                      distributions in excess of tax earnings to paid in capital. The total reclassification was $108,762 as of November 30, 2000. This reclassification has no impact on the net investment income or net assets of the Trust.

                                      The reclassifications are a result of
                                      permanent differences between generally
                                      accepted accounting principles and tax
                                      accounting for such items as net operating losses and the accretion of purchase discount on the Loans. The amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying balance sheet.

                                      (g)    USE OF ESTIMATES

                                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

2.     SUMMARY OF                     (h)    NEW ACCOUNTING PRONOUNCEMENT
       SIGNIFICANT
       ACCOUNTING                     The Statement of Financial Accounting
       POLICIES                       Standards (SFAS) No. 133, "ACCOUNTING FOR
       (Continued)                    DERIVATIVE INSTRUMENTS AND HEDGING
                                      ACTIVITIES," as amended by SFAS No. 137
                                      and 138 (collectively SFAS 133),
                                      establishes accounting and reporting
                                      standards for derivative instruments and for hedging activities. SFAS 138 requires all derivatives, including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value. SFAS 133 is effective for fiscal years beginning after June 15, 2000. The Trust believes the adoption of this standard will not have a material impact on its financial position or results of operations.

3.     BONDS                          The Bonds outstanding at November 30, 2000
                                      consist of the following:

                                                                              Principal
                                                Interest          Stated        Amount
                                       Type       Rate           Maturity       (000s)
                                      =====================================================
                                       Term       10.20%    June 1, 2002        $  10,766
                                       Term       10.55     December 1, 2014       37,577
                                      -----------------------------------------------------

                                                                                $  48,343
                                      =====================================================

                                      The Bonds maturing on June 1, 2002 are
                                      being redeemed, in part, on a pro rata
                                      basis by application of mandatory
                                      semiannual payments and commencing
                                      December 1, 2002, the Bonds maturing on
                                      December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                                      Interest on the Bonds is payable
                                      semiannually. On December 1, 2000, the
                                      Trust made the mandatory redemption of
                                      $3,078,815 on the Bonds maturing on June
                                      1, 2002.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

3.     BONDS                          The aggregate scheduled maturities of the
       (Continued)                    Bonds, including the scheduled mandatory
                                      redemptions at November 30, 2000, are as follows:

                                                                          Amount
                                      FISCAL YEAR                        (000's)
                                      ==========================================

                                      2001                               $ 5,570
                                      2002                                 5,196
                                      2003                                 4,447
                                      2004                                 4,397
                                      2005                                 4,091

                                      Thereafter                          24,642
                                      ------------------------------------------

                                      Total                              $48,343
                                      ==========================================

                                      The Bonds are not subject to optional
                                      redemption by either the Trust or the
                                      bondholders.

                                      In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                      As required by the Indenture, the
                                      scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the December 1, 2000 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $7,168,459.

4.     ADMINISTRATIVE                 (a)  SERVICER
       AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation (GMAC)
                                      receives a collection fee. This fee is
                                      earned on each date of payment for each
                                      Loan and is equal to 0.055 of 1% of the
                                      outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year.
                                      For the year ended November 30, 2000, this fee totaled $49,458, which includes other related expenses of $3,272.

                                      (b)  TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      -    The Owner Trustee, in its capacities
                                           as manager of the Trust and as Owner
                                           Trustee, earned fees of $11,950 and
                                           $10,755, respectively, for the year
                                           ended November 30, 2000. In addition,
                                           the Owner Trustee incurred $1,555 for
                                           out-of-pocket expenses.

                                      -    The Bond Trustee is entitled to an
                                           annual fee equal to 0.025 of 1% of
                                           the aggregate outstanding principal
                                           of the Bonds on the bond payment date
                                           immediately preceding the date of
                                           payment of such fee. The Bond Trustee
                                           is also reimbursed for out-of-pocket
                                           expenses in an amount not to exceed
                                           4% of the applicable annual fee. For
                                           the year ended November 30, 2000, the
                                           fees amounted to $12,984. In
                                           addition, the Bond Trustee incurred
                                           $519 for out-of-pocket expenses.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


5.     CERTIFICATES                   The certificates comprise two classes,
                                      namely 13.25% Class A Preferred and Class
                                      B. Dividends on the Class A Preferred
                                      certificates are payable in cash at the
                                      rate of 13.25% per annum from amounts
                                      received by the Owner Trustee pursuant to the Declaration of Trust. The Class A
                                      Preferred certificates are required to be redeemed by the Trust, on any Distribution
                                      Date (defined below) to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed.

                                      The Class A Preferred certificates were
                                      fully redeemed on June 1, 2000. As such, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On December 2, 2000 a distribution of $622,234 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

                                      Dividends and other payments are
                                      distributed to the certificateholders,
                                      while the Bonds are outstanding, on the
                                      second business day in each June and
                                      December (the Distribution Date) and,
                                      after the Bonds are paid in full, on the first business day of each month.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

6.     ALLOWANCE FOR                  An analysis of the allowance for loan
       LOAN LOSSES                    losses for the year ended November 30,
                                      2000 is summarized as follows:

                                      Balance, beginning of year      $1,125,000
                                      Provision                                -
                                      Charge-offs                              -
                                      ------------------------------------------

                                      Balance, end of year            $1,125,000
                                      ==========================================

                                      At November 30, 2000, the recorded
                                      investment in the loan that is considered to be impaired under SFAS 114 was approximately $740,000 with a related allowance for loan loss of $518,000.

                                      The average recorded investment in the
                                      impaired loan during the year ended
                                      November 30, 2000 was approximately
                                      $776,000. For the year ended November 30,
                                      2000, no interest income was recognized on the impaired loan.

                                      The amortized cost of the loan placed on nonaccrual status is approximately $740,000 at November 30, 2000. See Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


7.     LOANS                          Scheduled principal and interest payments
                                      on the Loans as of November 30, 2000,
                                      excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                         Principal       Interest
                                                         Payments        Payments     Total
                                      FISCAL YEAR         (000s)          (000s)      (000s)
                                      ======================================================

                                      2001               $ 7,702         $ 2,171     $ 9,873
                                      2002                 7,183           1,912       9,095
                                      2003                 6,384           1,689       8,073
                                      2004                 6,012           1,487       7,499
                                      2005                 5,413           1,302       6,715
                                      Thereafter          38,202           6,635      44,837
                                      ------------------------------------------------------

                                      Total              $70,896         $15,196     $86,092
                                      ======================================================

                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                                      As of November 30, 2000, there was one
                                      Loan in Default, with an unpaid principal balance of approximately $2,871,000.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


7.     LOANS                          The following analysis summarizes the
       (Continued)                    stratification of the loan portfolio by
                                      type of collateral and institution as of November 30, 2000:

                                                                                 Amortized
                                                                 Number            Cost
                                      TYPE OF COLLATERAL        of Loans          (000s)            %
                                      ===============================================================

                                      Loans secured by a
                                        first mortgage                 98         $22,409        48.6%

                                      Loans not secured by
                                        a first mortgage               60          23,707        51.4
                                      ---------------------------------------------------------------

                                      Total Loans                     158         $46,116       100.0%
                                      ===============================================================

                                                                                 Amortized
                                                                 Number            Cost
                                      TYPE OF INSTITUTION       of Loans          (000s)            %
                                      ===============================================================

                                      Private                         101         $  22,116      48.0%

                                      Public                           57            24,000      52.0
                                      ---------------------------------------------------------------

                                      Total Loans                     158         $  46,116     100.0%
                                      ===============================================================

                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


7.     LOANS                          The collateral for Loans that are secured
       (Continued)                    by a mortgage on real estate generally
                                      consists of special purpose facilities,
                                      such as dormitories, dining halls and
                                      gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                      A number of borrowers are currently
                                      experiencing adverse changes in their
                                      financial condition due to declining
                                      enrollment, increasing costs and a decline in endowments, grants, private gifts and state and federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                                      Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.     FAIR VALUE                     SFAS No. 107, "DISCLOSURES ABOUT FAIR
       OF FINANCIAL                   VALUE OF FINANCIAL  INSTRUMENTS," allows
       INSTRUMENTS                    for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information.
                                      Accordingly, the fair value information
                                      presented below does not purport to
                                      represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                                      Further, as the assumptions inherent in
                                      fair value estimates change, the fair
                                      value estimates will change.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================


8.     FAIR VALUE                     Current market prices are not available
       OF FINANCIAL                   for most of the Trust's financial
       INSTRUMENTS                    instruments since an active market
       (Continued)                    generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                      The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 2000 are as follows:

                                                                      Book Value     Fair Value
                                                                        (000s)         (000s)
                                      ==========================================================

                                      Loans                            $44,991*         $58,452

                                      ---------------------------------------------------------
                                      Investment Agreements:
                                         Revenue Fund                   13,965           15,059
                                         Liquidity Fund                  2,600            3,547
                                      ---------------------------------------------------------

                                                                       $61,556          $77,058
                                      =========================================================

                                      Bonds                            $48,343          $57,376
                                      =========================================================

                                      *Net of Allowance for Loan Losses of
                                      $1,125,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2000

                          (Dollar Amounts in Thousands)

  Outstanding                                                     Stated                            Internal      Amortized
   Principal                                                     Interest           Maturity         Rate of     Cost (Notes
    Balance                    Description                        Rate %              Date          Return %       1 and 2)
  -----------     ------------------------------------------     --------           --------        --------     -----------
                  COLLEGE AND UNIVERSITY LOANS (73.1%)
                  ------------------------------------
                  ---------- A ---------
         $1,230   Albion College                                 3.00           10/01/2015              12.51             $673
             25   Albright College                               3.50           05/01/2001              11.70               24
            295   Alfred University                              3.00           11/01/2007              12.41              211
            455   Alma College                                   3.00           04/01/2010              11.87              310
            160   Alverno College                                3.375          10/01/2003              12.52              134
            230   Anderson College                               3.00           03/01/2010              13.02              149
            619   Appalachian State University                3.00-3.625        07/01/2004              11.80              503
            207   Arizona State University                       3.50           10/01/2003              11.72              178
            198   Atlantic Union College                         3.00           05/01/2023              12.68               89
          1,290   Augsburg College                               3.00           04/01/2016              12.95              692
            743   Azusa Pacific University                       3.00           04/01/2017              12.96              386
                  ---------- B ---------
            595   Baptist College at Charleston                  3.00           03/01/2014              12.96              338
             65   Benedict College                               3.00           11/01/2006              12.42               48
            203   Birmingham-Southern College                    3.00           10/01/2006              12.48              155
            376   Birmingham-Southern College                    3.00           10/01/2010              12.47              242
             94   Black Hills State College                      3.00           10/01/2005              11.76               75
             79   Black Hills State College                      3.00           10/01/2007              11.77               58
            850   Boston University                              3.00           12/31/2022              11.87              404
            167   Bryan College                                  3.00           02/01/2010              12.68              109
                  ---------- C ---------
          1,860   California State University                    3.00           11/01/2012              10.57            1,224
            562   Carnegie - Mellon University                   3.00           11/01/2017              10.45              333
          1,815   Case Western Reserve University                3.00           04/01/2016              10.54            1,111
             68   Central Missouri State                         3.50           07/01/2001              11.80               62
            409   Central Washington University                  3.75           10/01/2004              11.03              348
             18   Chaminade College of Honolulu                  3.50           10/01/2002              12.55               16
            241   Chaminade College of Honolulu                  3.00           10/01/2011              12.47              151
             76   Champlain College                              3.00           10/01/2010              12.66               49
            101   Claflin College                                3.00           11/01/2002              12.57               89
            935   College of Charleston                          3.00           07/01/2016              12.02              520
            550   College of St. Thomas                          3.00           04/01/2017              12.95              286
            371   College of the Virgin Islands                  3.00           10/01/2004              11.83              301
             88   Colorado State University                      3.50           04/01/2001              12.17               84
            780   Colorado State University                      3.625          04/01/2005              11.98              644
            364   Community College of Rhode Island              3.00           04/01/2018              12.10              194
            650   Concordia College                              3.00           05/01/2011              12.64              424


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2000

                          (Dollar Amounts in Thousands)

                                  (continued)


  Outstanding                                                     Stated                            Internal      Amortized
   Principal                                                     Interest           Maturity         Rate of     Cost (Notes
    Balance                    Description                        Rate %              Date          Return %       1 and 2)
  -----------     ------------------------------------------     --------           --------        --------     -----------
                  ---------- D ---------
             $9   Dana College                                   3.50           04/01/2001              13.39               $8
            315   Daniel Webster College                         3.00           04/01/2019              12.99              156
            349   Dean Junior College                            3.00           04/01/2016              12.96              193
             15   Dillard University                             3.375          04/01/2002              13.41               14
          1,040   Drake University                               3.00           10/01/2012              12.71              631
                  ---------- E ---------
            233   Eckerd College                                 3.50           07/01/2003              12.53              195
             39   Eckerd College                                 3.75           03/01/2005              13.04               31
             41   Emory University                               3.375          07/01/2002              12.59               36
            165   Emory University                               3.375          03/01/2003              13.25              143
            365   Emporia State University                       3.00           04/01/2009              12.33              255
                  ---------- F ---------
            159   Fairleigh Dickinson University                 3.50           11/01/2003              11.66              136
            108   Fairleigh Dickinson University                 3.00           11/01/2020              12.09               54
             14   Findlay College                                3.375          07/01/2002              12.56               12
            260   Florida Atlantic University                    3.00           07/01/2006              11.85              195
             52   Florida Institute of Technology                3.00           02/01/2006              13.17               39
            120   Foothill College                               3.00           10/01/2006              11.76               91
            110   Fort Hays State University                     3.375          10/01/2002              11.74               97
                  ---------- G ---------
            699   Gordon College                                 3.50           04/01/2013              12.84              427
            835   Grambling State University                  3.00-3.75         10/01/2005              11.70              660
                  ---------- H ---------
             98   Hampshire College                              3.00           11/01/2006              12.43               73
            645   Harcum Junior College                          3.00           11/01/2015              12.44              355
            385   Haverford College                              3.625          11/01/2013              12.29              236
             27   High Point College                             3.375          12/01/2002              11.63               24
            125   High Point College                             3.00           12/01/2007              11.72               86
                  ---------- I ---------
             77   Inter American University of San Juan       2.75-3.00         12/01/2001              11.63               70
            825   Iowa State University of Ames                  3.00           07/01/2007              10.63              619
                  ---------- J ---------
            335   Jackson State University                       3.00           01/01/2007              12.50              247
             22   Jarvis Christian College                       3.50           04/01/2001              13.41               21
            526   Jarvis Christian College                       3.00           04/01/2019              12.96              261
                  ---------- K ---------
            117   Kansas Newman College                          3.00           04/01/2006              13.10               89
            135   Kansas State University                        3.375          04/01/2002              11.79              124


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2000

                          (Dollar Amounts in Thousands)

                                  (continued)

  Outstanding                                                     Stated                            Internal      Amortized
   Principal                                                     Interest           Maturity         Rate of     Cost (Notes
    Balance                    Description                        Rate %              Date          Return %       1 and 2)
  -----------     ------------------------------------------     --------           --------        --------     -----------
         $1,150   Kent State University                          3.00           12/01/2008              10.55             $848
             17   Kirksville College of Kirksville, Missouri     3.125          12/01/2000              11.63               16
            136   Knox College                                   3.00           05/01/2007              12.72              100
                  ---------- L ---------
            209   Laredo Junior College                          3.00           08/01/2009              11.82              142
             60   Lawrence University                            3.375          04/01/2002              13.34               54
            560   Long Island University                         3.00           06/01/2016              12.34              297
            481   Long Island University                         3.75           10/01/2005              12.42              378
             53   Louisiana State University                     3.50           07/01/2002              10.50               49
              5   Louisiana State University                     3.50           04/01/2002              11.10                4
                  ---------- M ---------
            350   McKendree College                              3.00           04/01/2007              13.07              255
            691   Michigan State University                      3.00           05/01/2020              10.96              375
          1,270   Middlebury College                             3.00           04/01/2018              12.87              690
             14   Midland Lutheran College                       3.50           04/01/2001              13.41               13
            121   Mississippi State University                   3.50           12/01/2001              10.82              113
             80   Mississippi Valley State                       3.00           07/01/2008              11.89               56
            463   Missouri Southern State College                3.00           12/01/2008              10.56              339
            253   Missouri Western State College                 3.00           10/01/2008              11.77              179
            340   Montclair State College                        3.00           07/01/2008              11.32              242
            275   Monterey Peninsula College                     3.00           10/01/2018              11.95              142
            106   Montreat-Anderson College                      3.00           12/01/2019              12.19               54
             28   Morehouse College                              3.375          07/01/2001              10.57               26
            851   Morris College                                 3.00           11/01/2013              12.42              496
                  ---------- N ---------
            355   New England College                            3.625          10/01/2013              12.37              219
            955   New England College                            3.00           04/01/2019              12.96              472
            780   North Carolina State University                3.00           09/01/2006               8.02              659
                  ---------- O ---------
             29   Occidental College                             3.50           10/01/2001              12.62               26
          1,900   Old Dominion University                        3.00           06/01/2013              11.70            1,139
             75   Ouachita Baptist University                    3.375          12/01/2002              11.63               66
                  ---------- P ---------
              7   Pacific University                             3.50           10/01/2001              12.66                6
             45   Providence Hospital                            3.375          01/01/2002              11.33               41
            150   Purdue University                              3.50           07/01/2001              10.26              139
                  ---------- R ---------
            193   Riverside Hospital                             3.00           04/01/2007              13.09              143
            613   Rivier College                                 3.625          04/01/2014              12.78              369


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2000

                          (Dollar Amounts in Thousands)

                                  (continued)

  Outstanding                                                     Stated                            Internal      Amortized
   Principal                                                     Interest           Maturity         Rate of     Cost (Notes
    Balance                    Description                        Rate %              Date          Return %       1 and 2)
  -----------     ------------------------------------------     --------           --------        --------     -----------
                  ---------- S ---------
           $380   San Diego State University                     3.00           11/01/2021              11.93             $186
            785   San Francisco State University                 3.00           11/01/2021              11.93              381
          1,075   Sarah Lawrence College                         3.00           11/01/2021              12.64              512
            198   Scripps College                                3.00           10/01/2005              12.51              154
             36   Simpson College                                3.375          07/01/2001              12.18               33
          1,365   South Dakota State University                  3.00           04/01/2016              12.31              765
            880   Southeast Missouri State                       3.50           04/01/2005              12.32              716
            156   Southern Arkansas University                   3.75           10/01/2004              11.76              130
            149   Springfield College                            3.00           05/01/2011              12.59               95
             18   St. Augustine's College                        3.00           11/01/2001              12.61               16
            185   St. Edward's University                        3.625          04/01/2013              12.80              114
             85   St. Francis College                            3.50           05/01/2001              12.88               81
            171   St. Mary's University of San Antonio           3.75           11/01/2002              12.47              151
            170   St. Michael's College                          3.00           04/01/2008              13.06              123
            146   Stanford University                            3.125          04/01/2002               9.82              138
            896   Stanford University                            3.00           05/01/2024              10.40              466
              6   Stetson University                             3.50           09/01/2001              12.48                5
             26   Stillman College                               3.00           02/01/2007              13.24               19
          2,871   Suomi College (A)                              3.00           08/01/2014              12.70              740
            120   Susquehanna University                         3.00           11/01/2006              12.44               90
            370   Susquehanna University                         3.625          11/01/2014              12.32              219
            127   Swarthmore College                             3.00           11/01/2013              12.30               75
                  ---------- T ---------
            540   Taylor University                              3.00           10/01/2010              12.45              348
            443   Temple University                              3.375          11/01/2014              11.99              269
            239   Texas College                                  3.00           04/01/2007              13.09              175
            638   Texas Tech University                          3.625          03/01/2013              10.80              430
          4,444   Texas Tech University                       3.375-3.50        03/01/2012              10.83            3,041
            120   Tougaloo College                               3.00           06/01/2021              12.44               56
            446   Tufts University                               3.625          10/01/2004              12.47              366
                  ---------- U ---------
          1,746   University of Alabama                          3.00           05/01/2021              12.27              860
             19   University of Alaska                           3.125          04/01/2001              12.63               18
            136   University of Arkansas at Monticello           3.625          04/01/2004              12.40              116
             18   University of Chicago                          3.50           12/01/2001              11.63               16
            778   University of Florida                          3.00           01/01/2005              12.51              626
            775   University of Hawaii at Manoa                  3.00           10/01/2006              11.76              586
            862   University of Missouri at Columbia             3.625          05/01/2004              11.63              746


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2000

                          (Dollar Amounts in Thousands)

                                  (continued)

  Outstanding                                                     Stated                            Internal      Amortized
   Principal                                                     Interest           Maturity         Rate of     Cost (Notes
    Balance                    Description                        Rate %              Date          Return %       1 and 2)
  -----------     ------------------------------------------     --------           --------        --------     -----------
            $48   University of Missouri at Rolla                3.50           05/01/2003              11.68              $43
            238   University of Montevallo                       3.00           05/01/2023              12.30              111
            125   University of Nebraska                         3.00           07/01/2013              10.59               81
            157   University of North Carolina                   3.50           07/01/2002              10.60              140
          1,320   University of North Carolina                   3.00           01/01/2018              11.49              730
          1,640   University of Notre Dame                       3.00           04/01/2018              12.95              829
            264   University of Portland                         3.00           04/01/2013              12.95              155
            184   University of Rochester                        3.375          10/01/2002              10.77              167
            840   University of Rochester                        3.00           10/01/2006              10.92              651
            808   University of South Dakota                     3.625          10/01/2013              11.74              508
          1,980   University of South Florida                    3.00           07/01/2013              11.97            1,174
            262   University of Steubenville                     3.375          04/01/2012              12.88              163
            309   University of Steubenville                     3.00           04/01/2017              12.96              161
          2,653   University of Vermont                          3.00           10/01/2019              12.19            1,347
            320   Utah State University                          3.50           04/01/2002              11.76              294
                  ---------- V ---------
            754   Vanderbilt University                          3.00           08/01/2005              10.69              606
            627   Vanderbilt University                          3.00           06/30/2009              10.39              456
                  ---------- W ---------
            244   West Virginia Wesleyan College                 3.50           05/01/2002              13.43              223
             45   Western Carolina University                    3.75           11/01/2001              11.67               42
          1,240   Western Maryland College                       3.00           11/01/2016              12.44              662
            140   Western Washington University                  3.00           10/01/2007              11.16              105
              1   Whittier College                               3.50           04/01/2001              13.53                1
                  ---------- X ---------
            520   Xavier University                              3.00           10/01/2017              12.54              266
                                                                                                                ---------------
----------------
         73,767   Total College and University Loans                                                                    46,116
----------------

                  Allowance for Loan Losses                                                                              1,125
                                                                                                                ---------------

                  Net Loans of the Trust                                                                                44,991


                  INVESTMENT AGREEMENTS (26.9%)
                  -----------------------------
          2,600   FNMA #787 Liquidity Fund                       8.00           12/01/2014               8.00            2,600
         13,965   FNMA #786 Revenue Fund                         5.00           12/01/2014               5.00           13,965
----------------                                                                                                ---------------
         16,565   Total Investment Agreements                                                                           16,565
----------------                                                                                                ---------------
        $90,332   Total Investments (100.0%)                                                                           $61,556
================                                                                                                ===============

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    26